SCHEDULE OF NUMBER OF OPTIONS AND WEIGHTED AVERAGE EXERCISE PRICES (Details) - $ / shares shares in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Share-Based Payment Arrangement [Abstract]
Number of Options, Beginning balance	21,943	21,746
Weighted Average Exercise Price, Outstanding at beginning of year	$ 0.92	$ 0.87
Number of Options, Granted	100	1,675
Weighted Average Exercise Price, Granted	$ 5.28	$ 1.28
Number of Options, Forfeited/ Expired	(88)	(312)
Weighted Average Exercise Price, Forfeited/ Expired	$ 1.30	$ 1.41
Number of Options, Exercised	(6,964)	(1,166)
Weighted Average Exercise Price, Exercised	$ 0.60	$ 0.36
Number of Options, Ending balance	14,991	21,943
Weighted Average Exercise Price, Outstanding at end of period	$ 1.09	$ 0.92
Number of Options, Exercisable at end of period	11,702	15,566
Weighted Average Exercise Price, Exercisable at end of period	$ 0.96	$ 0.72